Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Registrant Name	Scienture Holdings, Inc.
Entity Central Index Key	0001382574
Entity Primary SIC Number	5122
Entity Tax Identification Number	46-3673928
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6308 Benjamin Rd
Entity Address, Address Line Two	Suite 708
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33634
City Area Code	(800)
Local Phone Number	261-0281
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6308 Benjamin Rd
Entity Address, Address Line Two	Suite 708
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33634
City Area Code	(800)
Local Phone Number	261-0281
Contact Personnel Name	Surendra Ajjarapu